Commitments and contingencies (Details Narrative)	6 Months Ended
Jun. 30, 2026 USD ($)
UNITED KINGDOM | Former Employees [Member]
Product Liability Contingency [Line Items]
Estimated loss contingencies	$ 390,000
UNITED KINGDOM | Employment One [Member]
Product Liability Contingency [Line Items]
Other expenses	227,500
UNITED KINGDOM | Employment Two [Member]
Product Liability Contingency [Line Items]
Other expenses	162,500
BRAZIL | Former Employees [Member]
Product Liability Contingency [Line Items]
Estimated loss contingencies	264,000
ARGENTINA | Former Employees [Member]
Product Liability Contingency [Line Items]
Estimated loss contingencies	$ 60,000